Fair value Measurements (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Warrant liability	$ 94,859,540	$ 16,600,500
Derivatives	21,709,350
Total liabilities	116,568,890
Level 1
Warrant liability
Derivatives
Total liabilities
Level 2
Warrant liability
Derivatives
Total liabilities
Level 3
Warrant liability	94,859,540	16,600,500
Derivatives	21,709,350
Total liabilities	$ 116,568,890	$ 16,600,500